BMO Partners Fund, L.P.


                                    November 17, 2000


                          NOTICE OF QUARTERLY REPURCHASE OFFER


Dear Limited Partner:

Enclosed is your response form for the BMO Partners Fund's quarterly repurchase offer, this is your opportunity to sell your units at their net asset value. If you do not wish to sell any units this quarter, no response is necessary.

This quarter, the Fund is offering to repurchase up to 25% of the outstanding units. The initial net asset value per unit, or "NAV", of the Fund on the filing date (May 9, 2000) was $10.000. The NAV on June 30, 2000 was $10.349 per unit and on September 30th was $10.758. The amount that the Fund will actually pay for your units will be the NAV on December 29, 2000. The NAV fluctuates daily, and the NAV on December 29 could be lower than the NAV on the date you submit your repurchase request. During the five business days preceding December 15, you may obtain the Fund's current NAV by calling Dan
I. Abrams at 212-661-2640. Payment for units will be made no later than January 5, 2001.

If you would like to submit your units for repurchase, complete the Repurchase Request Form and return it to: BMO Partners Fund LP, 330 Madison Avenue, 31st Floor, Attn: Dan I. Abrams, New York, NY 10017. We must RECEIVE the completed form by 5 pm NY time on December 15, 2000. Neither the Fund nor Beck, Mack & Oliver LLC make recommendations as to whether or not limited partners should sell their units.

You may modify or withdraw your repurchase agreement at any time prior to 5 pm NY time on December 15, 2000.


If limited partners tender more units than the 25% the Fund is offering to repurchase, the Fund may, but is not obligated to increase the number of units it will repurchase by up to 2% of the units outstanding on December 15, 2000.

If the Fund decided not to repurchase the additional 2%, or if the number of units tendered exceeds 25% plus the additional 2%, the Fund will repurchase tendered units on a pro rata basis. The Fund may, however, in its discretion accept all units tendered by persons who own, beneficially or of record, fewer than 100 units and who tender all of their units, before prorating the units tendered by other persons.

Note: The Fund may decide to suspend or postpone this offer: (i) for any period during which any market in which the securities owned by the Fund are principally traded is closed (other than customary weekend and holiday closings) or during which trading in such market is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of limited partners of the Fund.

If you have any questions, please call Dan I. Abrams at 212-661-2640.

Sincerely,

BMO PARTNERS FUND LP

                                 BMO PARTNERS FUND LP
                                Repurchase Request Form

          Return completed form or reproduction thereof to:

          BMO PARTNERS FUND LP
          330 Madison Avenue
          31st Floor  - Attn:  Dan I. Abrams
          New York, NY  10017


          This form must be properly completed and received by 5pm NY Time on Friday December 15, 2000.


          1.  Authorization to Redeem Units: (Please Print)

              Please accept this tender of the units designated below for repurchase at a price equal to their net asset value per unit
              (NAV) on December 29, 2000.

              NAME OF REGISTERED LIMITED PARTNER(S) (Please fill in EXACTLY as registered.)

              <FirstName> <LastName>
              <Company>

               ____________________________________________________________

               Daytime phone number: __________________________

               UNITS TENDERED: (Please check one.)

               Partial Tender     - Please repurchase ______________ units
                                    from my (our) account.

               Full Tender        - Please repurchase all units from my
                                    (our) account.

               Dollar Amount      - Please repurchase enough units from my
                                    (our) account to net $ ________.


          2.  Payment and Delivery Instructions:

              Please check one:

                  The check will be issued in the name of the registered limited partner(s) and mailed to the address of record.

          A wire transfer should be made to the following account
          (please  include a voided check):

          Bank Name        _________________________________
          ABA #            _________________________________
          Credit:  A/C #   _________________________________
                   N/O     _________________________________

          3.   Signature:

               ______________________________________________________________
               Signature(s) of Owner(s) Exactly as Registered  (if applicable, capacity)

                                      Form N-23c-3

                            NOTIFICATION OF REPURCHASE OFFER
                                  PURSUANT TO RULE 23C-3


          1.       Investment Company Act file Number 811-09935
                   Date of Notifcation:  November 17, 2000

          2. Exact name of investment company as specified in registration statement:

                                  BMO PARTNERS FUND, L.P.

          3.       Address of principal executive office:

                               330 MADISON AVENUE, 31ST FLOOR
                                  NEW YORK, NEW YORK 10017

          4.       Check one of the following:


                  A.       /X/  The notification pertains to a periodic
                                repurchase offer under paragraph (b) of
                                Rule 23c-3.

                  B.      / /  The notification pertains to a discretionary
                               repurchase offer under paragraph (c) of Rule
                               23c-3.

                  C.     / /   The notification pertains to a periodic
                               repurchase offer under paragraph (b) of Rule
                               23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



          By:      /s/ Dan I. Abrams
                  -----------------------------
                  Dan I. Abrams
                  Treasurer and Chief Financial Officer